Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net loss attributable to holders of Ordinary Shares	$ (33,279)	$ (29,851)
Basic weighted-average ordinary shares outstanding (in shares)	90,504,845	89,326,172
Basic net loss per share for the period attributable to holders of ordinary shares (in usd per share)	$ (0.37)	$ (0.33)
Effect of dilutive securities:
Dilutive numerator (in shares)	$ (33,279)	$ (29,851)
Diluted weighted-average ordinary shares outstanding (in shares)	90,504,845	89,326,172
Diluted net loss per share for the period attributable to holders of ordinary shares (in usd per share)	$ (0.37)	$ (0.33)